Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 HKD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregated fair value warrants	$ 13,977	$ 19,938
Cash, FDIC insured amount	250,000			$ 500,000
Doubtful accounts receivable	$ 740,370	405,802
Percentage of residual value	5.00%
Percentage of acquisition	65.0177%			65.0177%
Financial guarantee services amounted	$ 579,364	453,489
Provisions for financial guarantee services	89,865	5,008
Total expenses	$ 61,296	$ 31,012	$ 33,999
Value added tax rate	6.00%
Income tax benefits, percentage	50.00%			50.00%
Percentage of loan guarantee	1.00%
Guarantee fee commission percentage	50.00%
Related interests of guaranteed value	$ 51,300,000
Cash	4,932,048
Restricted cash	$ 25,875,556
Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers	2
Concentration risk percentage	84.30%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers	2
Concentration risk percentage	69.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash deposit of percentage	10.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash deposit of percentage	20.00%